Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 60.6%
Aerospace & Defense - 0.9%
General Dynamics Corp.	4,366	$ 996,365
Howmet Aerospace, Inc.	12,041	510,177
Raytheon Technologies Corp.	86,750	8,495,428
Textron, Inc.	53,586	3,784,779

		13,786,749

Air Freight & Logistics - 0.7%
FedEx Corp.	6,890	1,574,296
United Parcel Service, Inc., Class B	48,678	9,443,045

		11,017,341

Automobile Components - 0.1%
Aptiv PLC (A)	11,736	1,316,662
Magna International, Inc. (B)	6,887	368,936

		1,685,598

Automobiles - 0.9%
Tesla, Inc. (A)	68,823	14,278,020

Banks - 2.1%
Bank of America Corp.	266,643	7,625,990
Citigroup, Inc.	66,249	3,106,416
Fifth Third Bancorp	73,191	1,949,808
M&T Bank Corp.	7,507	897,612
Truist Financial Corp.	113,916	3,884,535
US Bancorp	163,079	5,878,998
Wells Fargo & Co.	215,987	8,073,594

		31,416,953

Beverages - 1.6%
Coca-Cola Co.	183,155	11,361,104
Constellation Brands, Inc., Class A	13,356	3,016,987
Monster Beverage Corp. (A)	20,882	1,127,837
PepsiCo, Inc.	44,539	8,119,460

		23,625,388

Biotechnology - 2.0%
AbbVie, Inc.	80,264	12,791,674
Biogen, Inc. (A)	10,929	3,038,590
BioMarin Pharmaceutical, Inc. (A)	8,317	808,745
Neurocrine Biosciences, Inc. (A)	7,705	779,900
Regeneron Pharmaceuticals, Inc. (A)	7,407	6,086,110
Sarepta Therapeutics, Inc. (A)	8,455	1,165,353
Vertex Pharmaceuticals, Inc. (A)	17,693	5,574,533

		30,244,905

Broadline Retail - 1.9%
Amazon.com, Inc. (A)	281,806	29,107,742

Building Products - 0.5%
Masco Corp.	41,796	2,078,097
Trane Technologies PLC	33,450	6,154,131

		8,232,228

Capital Markets - 1.7%
Charles Schwab Corp.	18,750	982,125
CME Group, Inc.	31,570	6,046,286
Goldman Sachs Group, Inc.	3,390	1,108,903
Intercontinental Exchange, Inc.	40,310	4,203,930
Morgan Stanley	45,132	3,962,590

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Raymond James Financial, Inc.	34,563	$ 3,223,691
S&P Global, Inc.	12,804	4,414,435
State Street Corp.	27,394	2,073,452

		26,015,412

Chemicals - 1.4%
Air Products & Chemicals, Inc.	5,705	1,638,533
Celanese Corp.	5,864	638,531
Dow, Inc.	54,866	3,007,754
DuPont de Nemours, Inc.	12,863	923,178
Eastman Chemical Co.	31,651	2,669,445
Linde PLC	18,467	6,563,910
LyondellBasell Industries NV, Class A	15,195	1,426,659
PPG Industries, Inc.	27,905	3,727,550

		20,595,560

Commercial Services & Supplies - 0.1%
Cintas Corp.	3,704	1,713,767

Communications Equipment - 0.1%
Motorola Solutions, Inc.	7,709	2,205,776

Consumer Finance - 0.3%
American Express Co.	22,327	3,682,839
Capital One Financial Corp.	9,978	959,484

		4,642,323

Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	14,362	7,136,047

Containers & Packaging - 0.0% (C)
Avery Dennison Corp.	3,816	682,797

Distributors - 0.0% (C)
LKQ Corp.	9,900	561,924

Diversified Telecommunication Services - 0.0% (C)
AT&T, Inc.	13,908	267,729

Electric Utilities - 0.8%
NextEra Energy, Inc.	119,807	9,234,724
PG&E Corp. (A)	216,779	3,505,316

		12,740,040

Electrical Equipment - 0.4%
Eaton Corp. PLC	33,643	5,764,392

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	34,178	1,205,800

Energy Equipment & Services - 0.1%
Baker Hughes Co.	47,523	1,371,514

Entertainment - 0.4%
Netflix, Inc. (A)	16,022	5,535,281

Financial Services - 2.8%
Berkshire Hathaway, Inc., Class B (A)	42,001	12,968,649
FleetCor Technologies, Inc. (A)	16,256	3,427,577
Mastercard, Inc., Class A	39,856	14,484,069
Visa, Inc., Class A	48,289	10,887,238

		41,767,533

Food Products - 0.2%
Mondelez International, Inc., Class A	39,309	2,740,623

Ground Transportation - 0.6%
CSX Corp.	58,477	1,750,801

Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Norfolk Southern Corp.	15,068	$ 3,194,416
Uber Technologies, Inc. (A)	31,303	992,305
Union Pacific Corp.	16,577	3,336,287

		9,273,809

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	52,508	5,316,960
Baxter International, Inc.	57,707	2,340,596
Boston Scientific Corp. (A)	90,446	4,525,013
Dexcom, Inc. (A)	10,403	1,208,620
Intuitive Surgical, Inc. (A)	16,404	4,190,730
Medtronic PLC	39,572	3,190,295
ResMed, Inc.	1,264	276,803
Stryker Corp.	6,648	1,897,805

		22,946,822

Health Care Providers & Services - 1.9%
Centene Corp. (A)	41,976	2,653,303
CVS Health Corp.	20,201	1,501,136
Elevance Health, Inc.	11,180	5,140,676
Humana, Inc.	5,304	2,574,880
McKesson Corp.	5,436	1,935,488
UnitedHealth Group, Inc.	31,602	14,934,789

		28,740,272

Health Care REITs - 0.2%
Ventas, Inc.	67,091	2,908,395

Hotel & Resort REITs - 0.0% (C)
Host Hotels & Resorts, Inc.	22,996	379,204

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (A)	2,261	5,997,099
Chipotle Mexican Grill, Inc. (A)	3,253	5,557,067
Domino’s Pizza, Inc.	3,457	1,140,361
Expedia Group, Inc. (A)	27,691	2,686,858
Marriott International, Inc., Class A	17,652	2,930,938
McDonald’s Corp.	15,824	4,424,549
Royal Caribbean Cruises Ltd. (A)	5,611	366,398
Yum! Brands, Inc.	32,805	4,332,884

		27,436,154

Household Durables - 0.2%
Lennar Corp., Class A	20,032	2,105,563
Toll Brothers, Inc.	19,448	1,167,463
Whirlpool Corp.	1,877	247,802

		3,520,828

Household Products - 1.0%
Colgate-Palmolive Co.	72,020	5,412,303
Kimberly-Clark Corp.	19,783	2,655,274
Procter & Gamble Co.	49,477	7,356,735

		15,424,312

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	54,979	10,507,586

Industrial REITs - 0.4%
Prologis, Inc.	54,364	6,782,996

Insurance - 1.2%
Globe Life, Inc.	16,753	1,843,165
MetLife, Inc.	8,949	518,505
Progressive Corp.	62,473	8,937,387

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	10,016	$ 828,724
Travelers Cos., Inc.	31,571	5,411,585

		17,539,366

Interactive Media & Services - 3.2%
Alphabet, Inc., Class A (A)	181,008	18,775,960
Alphabet, Inc., Class C (A)	136,092	14,153,568
Meta Platforms, Inc., Class A (A)	73,401	15,556,608

		48,486,136

IT Services - 0.7%
Accenture PLC, Class A	28,426	8,124,435
Cognizant Technology Solutions Corp., Class A	52,473	3,197,180

		11,321,615

Life Sciences Tools & Services - 1.1%
Danaher Corp.	20,062	5,056,427
Thermo Fisher Scientific, Inc.	18,847	10,862,845

		15,919,272

Machinery - 1.2%
Deere & Co.	17,725	7,318,298
Dover Corp.	14,283	2,170,159
Otis Worldwide Corp.	40,539	3,421,491
Parker-Hannifin Corp.	14,380	4,833,262

		17,743,210

Media - 0.8%
Charter Communications, Inc., Class A (A)	14,321	5,121,333
Comcast Corp., Class A	194,609	7,377,627

		12,498,960

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	31,906	1,305,275
Nucor Corp.	9,888	1,527,399

		2,832,674

Multi-Utilities - 0.9%
Ameren Corp.	26,591	2,297,196
CenterPoint Energy, Inc.	89,708	2,642,798
CMS Energy Corp.	17,543	1,076,789
Dominion Energy, Inc.	28,014	1,566,263
Public Service Enterprise Group, Inc.	54,301	3,391,097
Sempra Energy	19,785	2,990,701

		13,964,844

Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	23,936	3,905,398
ConocoPhillips	74,398	7,381,025
Diamondback Energy, Inc.	38,644	5,223,509
EOG Resources, Inc.	57,028	6,537,120
Exxon Mobil Corp.	140,787	15,438,702
Marathon Oil Corp.	78,835	1,888,887
Phillips 66	6,270	635,653

		41,010,294

Passenger Airlines - 0.1%
Southwest Airlines Co.	24,559	799,150

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	125,605	8,705,683
Eli Lilly & Co.	24,787	8,512,351
Johnson & Johnson	48,619	7,535,945

Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	57,685	$ 6,137,107
Pfizer, Inc.	59,350	2,421,480

		33,312,566

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	7,902	732,437
Leidos Holdings, Inc.	23,156	2,131,741

		2,864,178

Residential REITs - 0.4%
Equity LifeStyle Properties, Inc.	27,336	1,835,066
Sun Communities, Inc.	15,868	2,235,484
UDR, Inc.	53,755	2,207,180

		6,277,730

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (A)	75,737	7,422,984
Analog Devices, Inc.	46,465	9,163,827
Broadcom, Inc.	2,835	1,818,766
Lam Research Corp.	14,408	7,637,969
NVIDIA Corp.	56,369	15,657,617
NXP Semiconductors NV	43,244	8,063,925
Qorvo, Inc. (A)	10,253	1,041,397
QUALCOMM, Inc.	2,997	382,357
Teradyne, Inc.	22,709	2,441,445
Texas Instruments, Inc.	59,813	11,125,816

		64,756,103

Software - 5.7%
Adobe, Inc. (A)	21,603	8,325,148
Cadence Design Systems, Inc. (A)	7,408	1,556,347
DocuSign, Inc. (A)	7,102	414,047
Intuit, Inc.	13,477	6,008,451
Microsoft Corp.	210,383	60,653,419
Oracle Corp.	40,894	3,799,870
Salesforce, Inc. (A)	13,599	2,716,808
Workday, Inc., Class A (A)	13,080	2,701,543

		86,175,633

Specialized REITs - 0.4%
Equinix, Inc.	3,921	2,827,198
SBA Communications Corp.	15,074	3,935,369

		6,762,567

Specialty Retail - 2.0%
AutoNation, Inc. (A)	11,597	1,558,173
AutoZone, Inc. (A)	1,921	4,722,106
Best Buy Co., Inc.	39,149	3,064,192
Burlington Stores, Inc. (A)	8,080	1,632,968
Home Depot, Inc.	15,227	4,493,792
Lowe’s Cos., Inc.	46,215	9,241,614
O’Reilly Automotive, Inc. (A)	2,894	2,456,948
TJX Cos., Inc.	35,165	2,755,530

		29,925,323

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	400,840	66,098,516
Seagate Technology Holdings PLC	50,763	3,356,450

		69,454,966

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	41,528	5,092,994

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.3%
Altria Group, Inc.	33,055	$ 1,474,914
Philip Morris International, Inc.	29,643	2,882,782

		4,357,696

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	20,165	2,920,699

Total Common Stocks (Cost $708,851,195)		920,277,796

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 11.17% (D)	42,096	1,201,420

Electric Utilities - 0.0% (C)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	1,280	26,253

Total Preferred Stocks (Cost $1,228,867)		1,227,673

	Principal	Value
ASSET-BACKED SECURITIES - 2.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 294,401	293,153
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	400,320	365,059
Bavarian Sky UK 5 PLC
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 6.01% (D), 10/20/2034 (E)	2,600,000	2,502,427
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	107,836	104,035
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 5.79% (D), 10/18/2030 (E)	3,358,411	3,321,126
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 6.03% (D), 07/20/2030 (E)	2,394,374	2,373,079
Ford Credit Auto Owner Trust
Series 2019-1, Class A,
3.52%, 07/15/2030 (E)	560,000	551,911
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	340,000	339,763
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	1,200,505	925,429
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (E)	1,282,821	1,014,809
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (E)	1,696,054	1,389,392
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	52,587	52,093

Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	$ 464,831	$ 455,540
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	1,086,415	957,798
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	60,814	59,622
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 5.79% (D), 04/15/2029 (E)	197,775	197,667
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (E)	341,628	310,886
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	157,075	148,729
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	900,000	880,581
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	4,803,000	4,686,241
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 6.00% (D), 01/20/2031 (E)	1,400,000	1,385,353
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	243,952	234,808
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	51,481	50,103
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	42,120	40,980
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	153,574	147,767
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 5.91% (D), 07/20/2030 (E)	1,803,562	1,784,915
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	139,698	134,036
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	538,196	500,426
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	947,936	883,392
Series 2023-1A, Class A,
5.20%, 01/20/2040 (E)	1,000,000	1,001,797
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	2,000,000	1,829,062

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	$ 253,657	$ 250,171
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 5.95% (D), 10/20/2028 (E)	618,400	613,561

Total Asset-Backed Securities (Cost $31,533,656)		29,785,711

CORPORATE DEBT SECURITIES - 13.8%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	2,022,000	1,584,992
5.15%, 05/01/2030	1,069,000	1,075,990
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,640,000	1,404,481

		4,065,463

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031	2,268,000	1,762,856

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	769,000	669,370
BorgWarner, Inc.
3.38%, 03/15/2025 (B)	717,000	695,214

		1,364,584

Automobiles - 0.1%
General Motors Co.
6.25%, 10/02/2043	326,000	313,622
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (B) (E)	887,000	930,842

		1,244,464

Banks - 1.5%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	1,386,000	1,309,344
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	2,893,000	2,755,967
Barclays PLC
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	1,771,000	1,812,483
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	3,305,000	3,086,738
Commerzbank AG
8.13%, 09/19/2023 (E)	2,586,000	2,548,836
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	615,000	590,238
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (E)	2,293,000	2,427,749
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	1,769,000	1,584,414
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	869,000	828,832
Fixed until 09/14/2032, 5.72% (D), 09/14/2033	1,565,000	1,602,026

Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (D), 01/26/2034 (B)	$ 1,825,000	$ 1,778,457
Wells Fargo & Co.
Fixed until 07/25/2032, 4.90% (D), 07/25/2033	1,822,000	1,777,260
Fixed until 06/15/2024 (F), 5.90% (D)	585,000	554,609

		22,656,953

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,226,000	1,114,660
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	530,665
3.70%, 12/06/2026	276,000	266,864
Diageo Capital PLC
5.50%, 01/24/2033	660,000	714,125

		2,626,314

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	666,000	642,561
4.05%, 11/21/2039	908,000	807,642
Amgen, Inc.
2.00%, 01/15/2032	625,000	508,310
5.60%, 03/02/2043	663,000	680,998
CSL Finance PLC
4.63%, 04/27/2042 (E)	709,000	671,904
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	249,731

		3,561,146

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	804,000	621,849
3.75%, 12/01/2027	1,047,000	994,649
Carrier Global Corp.
2.72%, 02/15/2030	622,000	543,681
Owens Corning
7.00%, 12/01/2036	1,902,000	2,116,651

		4,276,830

Capital Markets - 0.9%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (E)	1,088,000	1,007,706
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (E)	2,038,000	2,094,045
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	681,000	644,013
Fixed until 05/24/2023, 4.30% (D), 05/24/2028	1,700,000	1,676,755
Fixed until 11/10/2032, 7.08% (D), 02/10/2034	2,385,000	2,210,473
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (D), 02/24/2033 (B)	1,940,000	1,660,370

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	$ 281,000	$ 250,260
Fixed until 07/20/2032, 4.89% (D), 07/20/2033	2,188,000	2,149,160
Northern Trust Corp.
6.13%, 11/02/2032	1,712,000	1,823,378

		13,516,160

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	1,097,000	880,266
Nutrien Ltd.
4.90%, 03/27/2028	697,000	695,905

		1,576,171

Commercial Services & Supplies - 0.4%
ADT Security Corp.
4.13%, 08/01/2029 (E)	1,193,000	1,063,905
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	733,000	671,841
5.55%, 05/30/2033 (E)	893,000	883,827
General Electric Co.
4.50%, 03/11/2044	1,148,000	1,027,113
Republic Services, Inc.
5.00%, 04/01/2034	932,000	946,218
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	2,216,000	1,748,371

		6,341,275

Construction & Engineering - 0.0% (C)
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	707,623

Consumer Finance - 0.3%
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,104,000	1,049,614
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,545,000	1,448,113
6.95%, 03/06/2026	650,000	660,562
General Motors Financial Co., Inc.
5.00%, 04/09/2027	1,050,000	1,036,890
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (E)	587,000	475,964
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B) (E)	748,000	644,463

		5,315,606

Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	1,372,000	1,086,223
Sysco Corp.
3.30%, 07/15/2026	1,250,000	1,199,165

		2,285,388

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	931,000	843,167

Diversified REITs - 0.1%
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,578,000	1,143,384

Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	188,387

Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
1.68%, 10/30/2030	$ 1,337,000	$ 1,076,927
2.99%, 10/30/2056	2,295,000	1,487,303

		2,752,617

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	505,000	488,821
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	106,575
DTE Electric Co.
4.30%, 07/01/2044	1,778,000	1,561,599
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	2,627,000	2,204,036
Duke Energy Progress LLC
3.60%, 09/15/2047	1,265,000	985,113
Entergy Arkansas LLC
3.70%, 06/01/2024	245,000	241,201
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	69,000	71,178
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,026,000	830,671
PacifiCorp
3.60%, 04/01/2024	888,000	875,386
5.75%, 04/01/2037	138,000	147,007
Public Service Electric & Gas Co.
3.00%, 05/15/2025	515,000	496,766

		8,008,353

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,241,000	1,033,950
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,026,000	1,013,433
Sensata Technologies BV
4.00%, 04/15/2029 (E)	200,000	180,695
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	697,000	635,078
Trimble, Inc.
6.10%, 03/15/2033	985,000	993,674

		3,856,830

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	1,677,000	1,609,688
Schlumberger Investment SA
3.65%, 12/01/2023	121,000	119,852

		1,729,540

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,562,000	1,494,446
4.50%, 09/15/2023	1,074,000	1,063,770
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	726,000	645,124
5.50%, 12/15/2024 (E)	2,174,000	2,145,084
Equitable Holdings, Inc.
5.59%, 01/11/2033	1,813,000	1,779,461

		7,127,885

Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031 (B)	1,353,000	1,149,798
Cargill, Inc.
5.13%, 10/11/2032 (E)	725,000	748,915

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/2029 (E)	$ 623,000	$ 530,702
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	1,508,000	1,227,210
Viterra Finance BV
4.90%, 04/21/2027 (E)	1,213,000	1,167,000

		4,823,625

Ground Transportation - 0.3%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	1,713,000	1,604,887
5.50%, 01/15/2026 (E)	682,000	667,229
Norfolk Southern Corp.
4.55%, 06/01/2053	1,723,000	1,543,187

		3,815,303

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	944,000	883,579
5.75%, 12/06/2052 (E)	593,000	629,012
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030 (E)	589,000	617,936

		2,130,527

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,199,378
3.38%, 02/15/2030	850,000	741,366
Cigna Group
2.40%, 03/15/2030	893,000	774,146
CVS Health Corp.
2.70%, 08/21/2040	1,152,000	822,250
Elevance Health, Inc.
2.25%, 05/15/2030	886,000	760,197
5.13%, 02/15/2053	724,000	718,647
HCA, Inc.
4.13%, 06/15/2029	564,000	527,945
5.25%, 04/15/2025	376,000	375,349
5.50%, 06/15/2047	737,000	689,787
Humana, Inc.
5.50%, 03/15/2053	705,000	714,413
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	736,000	657,692
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	525,000	488,402
UnitedHealth Group, Inc.
5.20%, 04/15/2063	1,043,000	1,052,654

		9,522,226

Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	1,347,000	1,061,100
Ventas Realty LP
3.25%, 10/15/2026	982,000	916,943

		1,978,043

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	90,000	75,059
3.80%, 02/15/2028	901,000	850,235

Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.
1.80%, 10/01/2024	$ 593,000	$ 561,195
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 (E)	1,638,000	1,366,159

		2,852,648

Industrial Conglomerates - 0.0% (C)
General Electric Co.
4.13%, 10/09/2042	690,000	574,011

Industrial REITs - 0.0% (C)
Prologis LP
5.25%, 06/15/2053	578,000	574,970

Insurance - 0.5%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	1,552,000	1,558,125
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	2,351,000	1,850,521
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (E)	800,000	791,150
Ohio National Financial Services, Inc.
6.63%, 05/01/2031 (E)	635,000	610,295
6.80%, 01/24/2030 (E)	2,287,000	2,174,065
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,377,000	1,121,662

		8,105,818

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	1,533,000	1,519,464
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	1,322,000	1,298,728

		2,818,192

IT Services - 0.1%
Fiserv, Inc.
5.45%, 03/02/2028	1,000,000	1,021,401
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	1,203,000	625,632

		1,647,033

Machinery - 0.1%
CNH Industrial Capital LLC
5.45%, 10/14/2025	1,384,000	1,398,458

Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	649,000	493,103
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (E)	525,000	471,188
Comcast Corp.
2.94%, 11/01/2056	594,000	393,348
NBCUniversal Media LLC
4.45%, 01/15/2043	726,000	662,224
Paramount Global
4.20%, 05/19/2032	970,000	832,468

		2,852,331

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.4%
Anglo American Capital PLC
4.50%, 03/15/2028 (E)	$ 1,401,000	$ 1,346,982
ArcelorMittal SA
6.55%, 11/29/2027	1,457,000	1,513,872
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,957,000	1,946,002
Glencore Funding LLC
2.63%, 09/23/2031 (E)	1,199,000	983,681

		5,790,537

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	1,018,000	1,010,539
CMS Energy Corp.
3.88%, 03/01/2024	80,000	78,771
4.88%, 03/01/2044 (B)	185,000	169,802

		1,259,112

Office REITs - 0.1%
Corporate Office Properties LP
2.00%, 01/15/2029	384,000	295,159
2.25%, 03/15/2026	519,000	457,797
Office Properties Income Trust
3.45%, 10/15/2031	584,000	326,833

		1,079,789

Oil, Gas & Consumable Fuels - 1.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	647,000	562,304
Chevron USA, Inc.
3.25%, 10/15/2029	1,047,000	982,182
Energy Transfer LP
4.90%, 02/01/2024	605,000	601,326
5.15%, 02/01/2043	734,000	639,148
5.55%, 02/15/2028	619,000	626,450
5.95%, 10/01/2043	680,000	649,757
7.60%, 02/01/2024	534,000	539,121
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,275,000	1,932,014
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	1,190,000	1,177,839
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,967,000	1,981,753
ONEOK, Inc.
6.10%, 11/15/2032	1,442,000	1,492,095
Petroleos Mexicanos
6.50%, 01/23/2029 (B)	656,000	564,195
6.84%, 01/23/2030	1,509,000	1,249,811
6.88%, 08/04/2026	400,000	379,847
7.69%, 01/23/2050	166,000	117,137
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,336,000	1,096,799
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	1,050,000	938,405
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	615,000	590,060
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (E)	214,000	208,529
Shell International Finance BV
2.50%, 09/12/2026	652,000	613,255
3.75%, 09/12/2046	244,000	205,261

Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
6.15%, 04/01/2033	$ 964,000	$ 974,797
Williams Cos., Inc.
5.40%, 03/04/2044	117,000	109,392

		18,231,477

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	602,243	539,791
United Airlines Pass-Through Trust
3.75%, 03/03/2028	902,818	844,338

		1,384,129

Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	627,000	594,035
Kenvue, Inc.
5.00%, 03/22/2030 (E)	1,570,000	1,617,056

		2,211,091

Pharmaceuticals - 0.2%
Astrazeneca Finance LLC
1.20%, 05/28/2026	591,000	537,871
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	890,000	859,770
Royalty Pharma PLC
2.20%, 09/02/2030	937,000	762,265
Viatris, Inc.
2.30%, 06/22/2027	510,000	446,554

		2,606,460

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,068,000	1,019,679
5.10%, 12/15/2027	1,150,000	1,155,668

		2,175,347

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	713,000	638,873
Realty Income Corp.
5.63%, 10/13/2032	540,000	560,433

		1,199,306

Retail REITs - 0.1%
Simon Property Group LP
2.20%, 02/01/2031	580,000	465,727
5.50%, 03/08/2033	965,000	959,236

		1,424,963

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (B)	1,569,000	1,505,610
Broadcom, Inc.
1.95%, 02/15/2028 (E)	462,000	400,629
3.50%, 02/15/2041 (E)	839,000	631,790
Intel Corp.
5.63%, 02/10/2043	718,000	734,734
KLA Corp.
3.30%, 03/01/2050	1,214,000	924,421
Microchip Technology, Inc.
0.98%, 09/01/2024	1,044,000	985,082
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	374,980
3.40%, 05/01/2030	432,000	387,902

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
3.25%, 05/20/2050	$ 819,000	$ 628,064
Skyworks Solutions, Inc.
1.80%, 06/01/2026	582,000	522,440
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	2,651,000	2,115,250

		9,210,902

Software - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (B)	221,000	192,882
Infor, Inc.
1.75%, 07/15/2025 (E)	1,376,000	1,256,609
Oracle Corp.
3.65%, 03/25/2041	826,000	636,273
6.90%, 11/09/2052	1,307,000	1,458,618
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,686,000	1,639,403
Workday, Inc.
3.50%, 04/01/2027	1,228,000	1,173,296

		6,357,081

Specialized REITs - 0.6%
American Tower Trust #1
3.65%, 03/23/2028 (E)	775,000	730,364
SBA Tower Trust
1.63%, 05/15/2051 (E)	2,146,000	1,877,718
1.88%, 07/15/2050 (E)	1,309,000	1,181,722
2.84%, 01/15/2050 (E)	3,421,000	3,239,354
VICI Properties LP
4.95%, 02/15/2030	1,735,000	1,626,465
Weyerhaeuser Co.
4.00%, 04/15/2030	1,286,000	1,199,061

		9,854,684

Specialty Retail - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032 (B)	1,160,000	1,070,342

Technology Hardware, Storage & Peripherals - 0.0% (C)
Western Digital Corp.
2.85%, 02/01/2029	363,000	294,916

Tobacco - 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	1,331,000	1,136,107
Philip Morris International, Inc.
5.63%, 11/17/2029	1,114,000	1,161,749

		2,297,856

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	223,911
Sprint LLC
7.88%, 09/15/2023	625,000	629,602
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,198,000	1,077,066
3.88%, 04/15/2030	1,110,000	1,040,921

		2,971,500

Total Corporate Debt Securities (Cost $229,000,407)		209,275,286

Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (C)
Brazil Government International Bonds
4.25%, 01/07/2025	$ 480,000	$ 475,137

Chile - 0.0% (C)
Chile Government International Bonds
3.50%, 01/25/2050 (B)	675,000	503,500

Colombia - 0.1%
Colombia Government International Bonds
4.00%, 02/26/2024 (B)	305,000	300,849
4.50%, 01/28/2026	1,125,000	1,077,484

		1,378,333

Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (E)	1,429,000	1,432,852

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,883,000	1,803,302

Panama - 0.1%
Panama Government International Bonds
3.88%, 03/17/2028	550,000	526,401

Peru - 0.0% (C)
Peru Government International Bonds
7.35%, 07/21/2025	160,000	168,830

Qatar - 0.0% (C)
Qatar Government International Bonds
3.88%, 04/23/2023 (E)	200,000	199,680

Total Foreign Government Obligations (Cost $6,866,444)		6,488,035

MORTGAGE-BACKED SECURITIES - 2.6%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	623,285	570,362
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,935,000	33,590
CIM Trust
Series 2021-R6, Class A1,
1.43% (D), 07/25/2061 (E)	2,536,840	2,177,622
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	86,951	85,586
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	285,000	279,744
Series 2015-GC27, Class B,
3.77%, 02/10/2048	600,000	556,417
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	309,892	294,671
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,627,650
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,354,201
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	4,500,000	4,197,755

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	$ 2,339,511	$ 1,885,197
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	1,783,130	1,571,674
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.30%, 5.15% (D), 12/25/2036	62,202	57,069
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	2,200,000	2,069,137
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	739,951
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	83,589	80,981
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B,
4.37% (D), 08/15/2046	945,000	611,865
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	107,884	98,550
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	102,335	95,908
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	377,199	343,018
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	104,306	95,317
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	204,405	189,630
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	214,601	201,736
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	352,428	320,794
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	477,608	439,285
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	552,909	522,319
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	531,795	501,571
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	816,968	779,635
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	576,811	534,989
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	626,409	592,597
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	344,492	324,216
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	1,344,121	1,246,765
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	1,472,640	1,374,003
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	2,169,000	1,988,836
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	230,403	225,968
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	82,332	81,404
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	114,827	111,408

Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-4, Class A1,
2.75% (D), 06/25/2057 (E)	$ 692,633	$ 656,500
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	564,881	537,378
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	409,927	397,237
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,017,110	942,077
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	1,745,485	1,654,531
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	1,754,055	1,562,301
Series 2021-1, Class A1,
2.25% (D), 11/25/2061 (E)	2,443,599	2,202,291
Series 2023-1, Class A1,
3.75%, 01/25/2063 (E)	2,018,093	1,910,253
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	29,028	27,281

Total Mortgage-Backed Securities (Cost $43,569,227)		39,151,270

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (C)
Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	47,000	51,512

Total Municipal Government Obligation (Cost $51,570)		51,512

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	208,558	213,078
5.50%, 07/01/2037 - 06/01/2041	59,058	61,017
6.00%, 12/01/2037	20,416	21,398
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,469,410
2.89%, 06/25/2027	507,848	499,514
3.01%, 07/25/2025	2,842,000	2,748,971
3.06% (D), 08/25/2024	3,531,775	3,447,912
3.46% (D), 08/25/2023	1,355,302	1,345,716
3.49%, 01/25/2024	2,260,000	2,230,586
Federal National Mortgage Association
3.33% (D), 10/25/2023	76,521	75,596
3.50%, 07/01/2028 - 01/01/2029	148,145	144,765
12-Month LIBOR + 1.52%, 3.83% (D), 02/01/2043	21,441	21,028
4.00%, 06/01/2042	51,745	50,577
4.50%, 02/01/2025 - 06/01/2026	33,187	33,261
5.00%, 04/01/2039 - 11/01/2039	806,990	812,947
5.50%, 04/01/2037 - 12/01/2041	406,840	422,188
6.00%, 08/01/2036 - 06/01/2041	751,428	783,988
6.50%, 05/01/2040	57,304	60,274
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.64% (D), 02/16/2053	293,199	4,670
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,346,217
Uniform Mortgage-Backed Security
2.00%, TBA (G)	21,405,000	18,405,856
2.50%, TBA (G)	36,345,000	31,656,773
3.00%, TBA (G)	26,769,000	24,151,836

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security (continued)
3.50%, TBA (G)	$ 20,940,000	$ 19,545,479
4.00%, TBA (G)	11,160,000	10,659,544
4.50%, TBA (G)	9,451,000	9,250,166
5.50%, TBA (G)	11,620,000	11,727,576

Total U.S. Government Agency Obligations (Cost $141,990,773)		143,190,343

U.S. GOVERNMENT OBLIGATIONS - 9.4%
U.S. Treasury - 8.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	7,130,000	4,125,095
1.88%, 02/15/2051 - 11/15/2051	6,913,000	4,686,267
2.00%, 02/15/2050	1,923,000	1,357,292
2.25%, 08/15/2046 - 02/15/2052	5,051,000	3,779,261
2.38%, 02/15/2042 - 05/15/2051	6,693,000	5,311,580
2.50%, 02/15/2045 - 05/15/2046	9,156,000	7,269,458
2.75%, 08/15/2042 - 11/15/2047	4,630,000	3,862,486
2.88%, 08/15/2045 - 05/15/2049	5,599,900	4,760,983
3.00%, 05/15/2042 - 02/15/2049	5,339,600	4,676,241
3.00%, 08/15/2052 (B)	2,397,300	2,096,514
3.13%, 02/15/2042 - 05/15/2048	4,913,000	4,448,886
3.63%, 02/15/2044	1,093,700	1,055,848
3.88%, 02/15/2043	1,020,000	1,027,331
4.00%, 11/15/2052	2,317,000	2,448,779
5.25%, 02/15/2029 (B)	2,086,000	2,259,399
U.S. Treasury Notes
0.13%, 05/31/2023	607,000	602,525
0.25%, 05/31/2025 - 08/31/2025	3,035,000	2,786,681
0.63%, 05/15/2030	1,580,000	1,292,205
0.63%, 08/15/2030 (B)	5,442,000	4,430,553
0.88%, 06/30/2026	1,065,100	970,364
1.13%, 02/15/2031	6,550,000	5,509,164
1.38%, 11/15/2031 (B)	4,136,000	3,487,650
1.50%, 08/15/2026 - 02/15/2030	4,978,000	4,473,482
1.63%, 05/15/2026 - 05/15/2031	10,592,300	9,405,434
1.88%, 02/15/2032	2,715,300	2,381,191
2.25%, 11/15/2025 (B)	703,800	674,631
2.25%, 11/15/2027	1,239,200	1,164,364
2.50%, 08/15/2023	2,985,000	2,959,114
2.50%, 05/31/2024 (B)	569,000	556,042
2.63%, 02/15/2029	791,000	749,318
2.75%, 04/30/2023 - 08/15/2032	8,631,500	8,383,537
2.88%, 05/15/2028 - 05/15/2032	7,922,200	7,561,413
2.88%, 08/15/2028 (B)	609,500	586,572
3.13%, 11/15/2028 (B)	3,927,600	3,825,728
3.50%, 01/31/2028 - 02/15/2033	7,231,900	7,216,801
3.88%, 11/30/2027	1,450,800	1,464,515
4.13%, 09/30/2027 - 11/15/2032	5,643,100	5,903,297

		129,550,001

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,949,118	2,137,074
1.75%, 01/15/2028	1,721,782	1,761,823
2.50%, 01/15/2029	5,742,415	6,145,898
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,870,613	3,600,161

		13,644,956

Total U.S. Government Obligations (Cost $159,168,208)		143,194,957

Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 7.9%
Banks - 4.0%
Australia & New Zealand Banking Group Ltd.
5.16% (H), 07/10/2023	$ 7,500,000	$ 7,391,867
BofA Securities, Inc.
5.21% (H), 07/13/2023	5,700,000	5,616,382
DBS Bank Ltd.
5.08% (H), 07/27/2023	6,750,000	6,636,764
Korea Development Bank
5.35% (H), 06/14/2023	4,715,000	4,666,671
Lloyds Bank PLC
5.09% (H), 07/18/2023	6,000,000	5,905,642
Macquarie Bank Ltd.
5.21% (H), 08/14/2023	4,000,000	3,921,770
5.37% (H), 09/01/2023	1,750,000	1,710,968
National Bank of Canada
5.10% (H), 08/01/2023	5,919,000	5,816,751
Svenska Handelsbanken AB
5.06% (H), 07/24/2023	6,500,000	6,393,793
Toronto-Dominion Bank
5.38% (H), 09/06/2023	6,750,000	6,596,317
Westpac Securities NZ Ltd.
5.38% (H), 09/05/2023	5,950,000	5,815,827

		60,472,752

Financial Services - 3.3%
Anglesea Funding LLC
5.14% (H), 08/03/2023	6,000,000	5,891,396
Barton Capital SA
4.87% (H), 05/09/2023	6,000,000	5,967,214
CAFCO LLC
5.33% (H), 08/28/2023	5,800,000	5,673,367
Chariot Funding LLC
5.15% (H), 07/13/2023	4,725,000	4,655,057
Glencove Funding LLC
5.29% (H), 08/17/2023	6,300,000	6,173,364
LMA-Americas LLC
5.12% (H), 08/08/2023	4,650,000	4,556,974
5.19% (H), 08/11/2023	1,350,000	1,322,354
Mont Blanc Capital Corp.
4.90% (H), 05/10/2023	6,000,000	5,966,780
Ridgefield Funding Co. LLC
5.19% (H), 08/10/2023	4,200,000	4,118,781
Thunder Bay Funding LLC
5.03% (H), 05/18/2023	5,000,000	4,966,733

		49,292,020

Food Products - 0.2%
Britannia Funding Co. LLC
4.87% (H), 05/04/2023	3,000,000	2,985,853

Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC
5.36% (H), 09/05/2023	6,600,000	6,447,548

Total Commercial Paper (Cost $119,277,524)		119,198,173

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.4%
U.S. Treasury Bills
4.80% (H), 08/03/2023	639,000	628,814
5.29% (H), 09/07/2023	6,235,000	6,108,186

Total Short-Term U.S. Government Obligations (Cost $6,727,816)		6,737,000

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (H)	5,587,570	$ 5,587,570

Total Other Investment Company (Cost $5,587,570)		5,587,570

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.10% (H), dated 03/31/2023, to be repurchased at $11,991,211 on 04/03/2023. Collateralized by U.S. Government Obligations, 1.50% - 2.50%, due 01/31/2025 - 02/15/2025, and with a total value of $12,229,027.	$ 11,989,112	11,989,112

Total Repurchase Agreement (Cost $11,989,112)		11,989,112

Total Investments (Cost $1,465,842,369)		1,636,154,438
Net Other Assets (Liabilities) - (7.8)%		(118,875,054)

Net Assets - 100.0%		$ 1,517,279,384

Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	35	06/16/2023	$ 6,922,643	$ 7,241,063	$ 318,420	$ —

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$920,277,796	$—	$—	$920,277,796
Preferred Stocks	1,227,673	—	—	1,227,673
Asset-Backed Securities	—	29,785,711	—	29,785,711
Corporate Debt Securities	—	209,275,286	—	209,275,286
Foreign Government Obligations	—	6,488,035	—	6,488,035
Mortgage-Backed Securities	—	39,151,270	—	39,151,270
Municipal Government Obligation	—	51,512	—	51,512
U.S. Government Agency Obligations	—	143,190,343	—	143,190,343
U.S. Government Obligations	—	143,194,957	—	143,194,957
Commercial Paper	—	119,198,173	—	119,198,173
Short-Term U.S. Government Obligations	—	6,737,000	—	6,737,000
Other Investment Company	5,587,570	—	—	5,587,570
Repurchase Agreement	—	11,989,112	—	11,989,112

Total Investments	$927,093,039	$709,061,399	$—	$1,636,154,438

Other Financial Instruments
Futures Contracts (J)	$318,420	$—	$—	$318,420

Total Other Financial Instruments	$318,420	$—	$—	$318,420

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,822,969, collateralized by cash collateral of $5,587,570 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,766,264. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $119,875,164, representing 7.9% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at March 31, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 14